Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share-based Compensation Under Each Plan According to Change in Estimate	The table below shows the share-based compensation under each plan according to the change in estimate mentioned above .

Share-based compensation - expense	Year ended
	2019/12/31	2020/12/31	2021/12/31
AGA S 2016-1	—	—	—
AGA S 2016-2	44	—	—
AGA D 2016-1	21	21	—
AGA D 2016-2	39	6	—
SO 2016-1	213	49	—
SO 2016-2	93	13	—
SO US 2016-1	(24)	—	—
SO US 2016-2	(11)	—	—
AGA S 2017-1	209	—	—
AGA S 2017-2	45	13	—
AGA D 2017-1	190	—	—
AGA D 2017-2	56	4	—
SO 2017-1	27	335	—
SO 2017-2	2	110	—
SO US 2017-1	(4)	—	—
SO US 2017-2	(6)	—	—
BSA-2017-A	—	—	—
BSA-2017-B	—	—	—
AGA S 2018	148	62	—
AGA D 2018	135	65	—
SO 2018	285	225	186
SO US 2018	25	24	24
AGA S 2019	41	55	39
AGA D 2019	35	63	16
SO 2019	70	123	105
SO 2019 - US	16	35	(11)
BSA 2019	7	20	—
SO US 2019	1	14	(7)
SO D 2020	—	—	14
SO C 2020	—	—	40
SO US 2020	—	—	19
AGA S 2021	—	—	29
AGA D 2021	—	—	5
SO D 2021	—	—	2
SO C2021	—	—	9
SO US 2021	—	—	2
TOTAL	1,656	1,236	470

Share Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Key Terms and Conditions of Share-Based Compensation Based	The key terms and conditions related to each program are detailed in the following tables:

Share-based compensation	2019	2017		2015		2014
Share warrants ( BSA )
		BSA 2017-A	BSA 2017-B	BSA 2015-A	BSA 2015-B	BSA 2014-A	BSA 2014-B
Date of the Shareholders meeting	06/15/2018	06/16/2017		04/02/2014		04/02/2014
Date of the Management Board meeting				01/09/2015		07/24/2014
Date of the decision and delegation of the Board of Directors to the CEO	10/18/2019	11/21/2017
Date of the CEO decision	10/31/2019	12/6/2017
Beneficiaries	Consultants	Consultants and officers		Consultants and officers		Consultants and officers
Total number of BSA subscribed	35,070	18,345	18,345	12,860	12,860	46,765	46,765
Total number of BSA voided	0	0	0	12,860	12,860	46,765	46,765
Total number of BSA remaining	35,070	18,345	18,345	0	0	0	0
Issue Price	€1.23	€2.00		€0.01		€0.01
Exercise price	€12.32	€19.97		€35.95		€23.50
Estimated fair value - according to IFRS 2	€0.75	€3.78	€3.81	€25.33 /€26.89	€25.33 /€26.31	€15.61/€24.84	€15.61/€24.85
End of exercise period	05/31/2024	06/30/2022	07/15/2022	05/31/2019	11/30/2019	09/30/2018	02/28/2019
Valuation method used	Black & Scholes
Expected dividends	0%	0%		0%		0%
Expected volatility	40.0%	36.4%	35.7%	74.9%		74.9%
Risk-free interest rate	0%	0.0%		0.4%		0.4%
Expected life	0.7 years	6 years		4 years		4 years

Free Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Key Terms and Conditions of Share-Based Compensation Based	The key terms and conditions related to each program are detailed in the following tables:

Share-based compensation	2019		2019		2018	2017	2016
Free shares (AGA)	AGA D		AGA S
	Officers(1)	Employees	Officers(1)	Employees	AGA D and S	AGA D and S 2017-1 and 2017-2	AGA D and S 2016-1 and 2016-2

Date of the Shareholders meeting	06/15/2018				06/15/2018	06/16/2017	06/21/2016
Date of the Management Board meeting							12/15/2016
Date of the decision and delegation of the Board of Directors to the CEO	07/18/2019				11/07/2018	11/22/2017
Date of the Executive Board Meeting/CEO decision	07/18/2019				11/22/2018	12/06/2017
Total number of AGA subscribed	3,000	16,070	0	17,556	35,800	41,196	30,709
Total number of AGA voided	0	3,360	0	5,226	14,059	13,775	5,429
Total number of AGA definitively vested	0	0	0	0	21,741	27,421	25,280
Total number of AGA remaining	3,000	12,710	0	12,330	—	—	0
Vesting period	From 07/18/2019 to 09/16/2022				From 07/18/2019 to 09/16/2022	From 12/06/2017 to 12/31/2020	From 12/15/2016 to 12/15/2019
Valuation method used	Monte Carlo
Price of the share at the time of allocation	€17.06				€20.02	€21.95	€20.78
Expected dividends	0%				0%	0%	0%
Expected volatility	40.2%				38.0%	53.7%	63.0%
Risk-free interest rate	0.0%				0.0%	0.0%	0.0%
Turnover rate	0.00%				15.00%	15.00%	15.00%
(1) : Chairman and CEO

Share-based compensation Free shares(AGA)	2021
	AGA S	AGA D
	Employees	Officers (1)
Date of the Shareholders' Meeting	11/27/2019	11/27/2019
Date of the decision and delegation of the Board of Directors to the CEO	02//26/2021	03/17/2021
Date of the CEO decision	03/30/2021
Total number of AGA subscribed	32,400	15,000
Total number of AGA voided	3,400
Total number of AGA definitively vested	0	0
Total number of AGA remaining	29,000	15,000
Vesting period	From 03/30/2021 to 03/31/2024	From 03/17/2021 to 03/31/2024
Valuation method used	Monte Carlo	Monte Carlo
Price of the share at the time of allocation	4.00 €	4.15 €
Expected dividends	0%	0%
Expected volatility	51%	51%
Risk-free interest rate	-0.59%	-0.59%
Turnover rate	0.0%	0.0%
(1) Chief Executive Officer.

Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Key Terms and Conditions of Share-Based Compensation Based
The key terms and conditions related to each program are detailed in the following tables:

Share-based compensation	2020			2019			2018		2017		2016
Stock option SO	SO		SO US	SO 2019	SO US 1	SO US 2	SO 2018	SO US 2018	SO 1 and 2 2017	SO US 2017	SO 1 and 2 2016	SO US 2016
	Officers (1)	Employees	Employees	Employees and Officers	Employees	Employees	Employees and Officers	Employees	Employees and Offices	Employees	Employees and Offices	Employees

Date of the Shareholders meeting	11/27/2019			06/15/18	11/27/2019		06/15/18		06/16/17		06/21/16
Date of the Management Board meeting											12/15/2016
Date of the decision and delegation of the Board of Directors to the CEO	12/11/2020			07/18/19		11/27/2019	11/7/2018		11/21/2017
Date of the CEO decision	12/11/2020			07/18/19		11/27/2019	11/7/2018		12/6/2017
Total number of SO subscribed	35,000	103,750	56,250	107,880	30,620	13,350	122,000	17,500	96,250	13,000	62,875	10,500
Total number of SO voided	0	0	0	13,350	7,000	4,450	50,322	7,787	35,273	13,000	13,169	10,500
Total number of SO definitively vested	0	0	0	0	0	0	0	0	60,977	0	49,706	0
Total number of SO remaining	35,000	103,750	48,750	94,530	23,620	8,900	71,678	9,713	0	0	0	0
Exercise price	€4.38	€3.50	€4.52	€13.99	€16.90	€14.31	€16.00	€21.65	€17.91	€22.54	€15.79	€21.12
Vesting period	From 12/31/2020 to 12/31/2023			From 07/18/2019 to 09/16/2022 and From 11/27/2019 to 01/16/2023			From 11/07/2018 to 12/31/2021		From 12/06/2017 to 12/31/2020		From 12/15/2016 to 12/15/2019
Exercice period	From 01/01/2024 to 12/31/2027			From 09/17/2022 to 09/17/2029 and From 01/17/2023 to 01/17/2030			From 01/01/2022 to 12/31/2028		From 01/01/2021 to 12/31/2027		From 12/16/2019 to 12/16/2026
Fair value	€1.16	€1.46	1.12	€4.59	€3.67	€3.23	€9.32	€6.90	€9.32		€10.30	€8.52
Valuation method used	Black-Scholes
Price of the share at the time of allocation	€3.99		€3.99	€17.06		€14.50	€22.12		€21.95		€20.79
Expected dividends	0%		0%	0%		0%	0%		0%		0%
Expected volatility	49.0%		49.0%			40.0%	44.1%		53.7%		63.0%
Risk-free interest rate	-0.7%		-0.7%	0.0%		0.0%	0.0%		0.0%		0.0%
Turnover rate	0.00%		0.00%	0.00%		0.00%	15.00%		15.00%		15.00%

	2021
	SO		SO US
Share-based compensation
Stock Options (SO)	Officers (1)	Employees	Employees
Date of the Shareholders' Meeting	06/30/2021
Date of the decision and delegation of the Board of Directors to the CEO	10/18/2021
Date of the CEO Decision	10/19/2021
Total number of SO subscribed	35000	134375	32500
Total number of SO voided	0	0	7500
Total number of SO definitely vested	0	0	0
Total number of SO remaining	35000	134375	25000
Exercise price	€3.26	€2.61	€3.22
Vesting period	From 10/20/2021 to 10/20/2024
Exercise period	From 10/21/2024 to 10/21/2031
Fair value	1.06	1.30	1.07
Valuation method used	Black-Scholes
Price of the share (€) at the time of allocation	3.24	3.24	3.24
Expected dividends	0.00		0.00
Expected volatility	50%		50%
Risk-free interest rate	(0.59)%		(0.59)%
Turnover rate	0.00		0.00
(1)Chief Executive Officer
Volatility assumptions in the above tables are determined by reference to the Company's historical share price observed on the grant date over a two- and three-year period prior to the grant date, adjusted for extreme variations, if any.
Definitive vesting is subject to continued employment with the Group and performance conditions.

Performance Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Key Terms and Conditions of Share-Based Compensation Based

Plans	Evaluation date for performance conditions	Nature of internal conditions
SO C 2021 SO D 2021 SO US 2021	10/20/2024
a.50% of the Stock Options will be exercisable if at least one of the following three conditions relating to the development of elafibranor in PBC and to the ELATIVE clinical trial is fulfilled:
i.ELATIVE top-line results are released to the market before or during the second quarter of 2023;
ii.a new drug application is filed for elafibranor in PBC with the Food and Drug Administration (FDA) or the European Medicines Agency (EMA) in the second half of 2023 or before;
iii.elafibranor is approved by a regulatory authority in 2024.
b.15% of the Stock Options will be exercisable if at least one of the following two conditions relating to the development of NTZ and the ACLF franchise is fulfilled:
i.a phase 2 clinical study or a more advanced clinical study evaluating NTZ is in ongoing or was carried out;
ii.the Company develops or acquires the rights to a new molecule (including through repositioning) for development in ACLF.

a.15% of the Stock Options will be exercisable if at least one of the following two conditions relating to the NIS4 diagnostic technology is fulfilled:
i.if a research and development partnership agreement relating to the implementation of the NIS4 diagnostic technology into an IVD test with at least one major NASH player (“big pharma”, biotech company, institution, etc.) is entered into by the Company;
ii.Labcorp’s NASHnext LDT is reimbursed by at least three payers in the United States (insurance, integrated system, etc).

a.20% of the Stock Options will be exercisable if at least one of the following two conditions relating to the development of the product pipeline of the Company is fulfilled:
i.At least one new molecule (excluding elafibranor and NTZ) is developed by the Company or the Company has acquired development rights to a new molecule outside of the ACLF franchise (performance already covered by b(ii) above);
ii.At least two phase 2 clinical studies or more advanced clinical studies are ongoing or have been completed ; not including a phase 2 clinical study or more advanced clinical study in NTZ (performance already covered by b(i) above).

Plans	Evaluation date for performance conditions	Nature of internal conditions
AGA D 2021 AGA S 2021	3/31/2024
50% of the 2021 free shares will vest if at least one of the three following conditions regarding development of elafibranor in PBC and the ELATIVE trial is met:
(i) « Last Patient Visit »of ELATIVE in the 4th quarter 2022 or before;
(ii) results of ELATIVE are communicated to the market before or during the first half 2023 ;
(iii) the filing of an marketing authorization application for elafibranor in PBC with the FDA or EMA in 2023.

25% of the free shares will vest if at least one of the two following conditions related to NIS4 diagnostic technology are met :
(i) an R&D agreement for an IVD test using NIS4 technology is signed with at least one major NASH player (big pharma, biotech, institution, etc) ;
(ii) use of NIS4 technology in at least 20 clinical studies.

25% of the free shares will vest if at least one of the two following conditions related to the Company's product pipeline is met: :
(i) a clinical study in a new indication with elafibranor or NTZ is underway or was completed ;
(ii) development or in-licensing or acquisition of rights to a new compound by the Company.